Related parties - Management compensation (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Short-term benefits
Salary or compensation	R$ 27,795	R$ 32,767
Direct and indirect benefits	1,119	836
Bonus	11,082	20,149
Total Short-term benefits	39,996	53,752
Long-term benefits
Share-based compensation plan	14,458	45,658
Total Long-term benefits	14,458	45,658
Disclosure of Transactions Between Related Parties [Line Items]
Social security contributions	12,548	32,429
Total	R$ 67,002	R$ 131,839